Property and equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	$ 84,646	$ 80,891	$ 112,967	$ 99,625	$ 77,738
Flying Assets under Capital Lease
Property, Plant and Equipment [Line Items]
Amortization of property and equipment			$ 2,500	$ 1,100	$ 600